Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018
Cash flows from operating activities
Net income		$ 6,853	[1]	$ 8,798		$ 8,724
Adjustment for:
Net interest income		(17,320)	[1]	(17,177)		(16,191)
Depreciation and amortization		1,546	[1]	1,053		848
Provision for credit losses		6,084	[1]	3,027		2,611
Equity-settled share-based payment expense		5	[1]	7		6
Net gain on sale of investment securities		(607)	[1]	(351)		(146)
Net (gain)/loss on divestitures		(307)	[1]	125
Net income from investments in associated corporations		(242)	[1]	(650)		(559)
Income tax expense		1,543	[1]	2,472		2,382
Changes in operating assets and liabilities:
Trading assets		9,945	[1]	(27,514)		111
Securities purchased under resale agreements and securities borrowed		12,781	[1]	(27,235)		(7,721)
Loans		(25,486)	[1]	(44,337)		(31,848)
Deposits		27,982	[1]	60,705		40,338
Obligations related to securities sold short		1,195	[1]	(1,694)		239
Obligations related to securities sold under repurchase agreements and securities lent		11,722	[1]	22,727		4,387
Net derivative financial instruments		(1,949)	[1]	1,964		440
Other, net		7,527	[1]	(8,881)		(188)
Dividends received		824	[1]	520		332
Interest received		29,572	[1]	32,696		27,384
Interest paid		(13,042)	[1]	(15,322)		(11,400)
Income tax paid		(1,962)	[1]	(2,958)		(1,938)
Net cash from/(used in) operating activities		56,664	[1]	(12,025)		17,811
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(30,346)	[1]	18,014		(704)
Purchase of investment securities		(147,629)	[1]	(89,018)		(91,896)
Proceeds from sale and maturity of investment securities		119,033	[1]	86,956		84,336
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired		3,938	[1]	20		(3,862)
Property and equipment, net of disposals		(771)	[1]	(186)		(416)
Other, net		(684)	[1]	(568)		(1,183)
Net cash from/(used in) investing activities		(56,459)	[1]	15,218		(13,725)
Cash flows from financing activities
Proceeds from issue of subordinated debentures				3,250
Redemption/repurchase of subordinated debentures		(9)	[1]	(1,771)		(233)
Proceeds from preferred shares and other equity instruments issued		1,689	[1]			300
Redemption of preferred shares		(265)	[1]	(300)		(695)
Proceeds from common shares issued		59	[1]	255		1,830
Common shares purchased for cancellation		(414)	[1]	(1,075)		(632)
Cash dividends and distributions paid		(4,559)	[1]	(4,442)		(4,172)
Distributions to non-controlling interests		(148)	[1]	(150)		(199)
Payment of lease liabilities	[1]	(345)
Other, net		4,135	[1]	2,945		931
Net cash from/(used in) financing activities		143	[1]	(1,288)		(2,870)
Effect of exchange rate changes on cash and cash equivalents		(129)	[1]	2		(44)
Net change in cash and cash equivalents		219	[1]	1,907		1,172
Cash and cash equivalents at beginning of year	[2]	10,904	[1]	8,997		7,825
Cash and cash equivalents at end of year	[2]	$ 11,123	[1]	$ 10,904	[1]	$ 8,997

[1]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).
[2]	Represents cash and non-interest bearing deposits with financial institutions (refer to Note 6).